STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Required minimum percentage of appropriations	10.00%
Statutory threshold percentage of the reserve fund to the registered capital of the respective company, above which the appropriation is not required	50.00%
Appropriations to the enterprise expansion reserve and staff welfare and bonus reserve	¥ 0	¥ 0	¥ 0
Amount of net assets of the relevant entity in the Group not available for distribution	7,067,300	8,175,271
Statutory reserve fund	¥ 497,826	¥ 496,460